Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Current assets
Cash and cash equivalents	$ 846,174	$ 2,575,225
Prepaid expenses and other current assets	122,840	502,528
Due from a director	107,728
Total current assets	1,076,742	3,792,280
Non-current assets
Property and equipment, net	75,307	30,078
Right-of-use assets, net	191,327	228,439
Total non-current assets	266,634	258,517
Total assets	1,343,376	4,050,797
Current liabilities
Accrued expenses and other liabilities - current	35,361	76,213
Operating lease liabilities - current	80,813	78,734
Total current liabilities	116,174	192,459
Non-current liabilities
Operating lease liabilities – non-current	116,329	156,551
Total liabilities	232,503	349,010
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	23,599,903	23,796,923
Accumulated deficit	(22,506,556)	(20,122,627)
Accumulated other comprehensive income	16,646	26,604
Total shareholders’ equity	1,110,873	3,701,787
Total liabilities and shareholders’ equity	1,343,376	4,050,797
Common Class A [Member]
Shareholders’ equity
Ordinary Share	507	482
Less: Class A Ordinary Share held in treasury, at cost; 316,004 and nil shares as of September 30, 2025 and March 31, 2025, respectively	(32)
Common Class B [Member]
Shareholders’ equity
Ordinary Share	405	405
Related Party [Member]
Current assets
Due from a related company		714,527
Current liabilities
Due to related parties - current		$ 37,512